UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended December 31, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Cobalt Capital Management, Inc.

Address:  237 Park Avenue, Suite 900
          New York, New York  10017


13F File Number: 28-04967

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Wayne Cooperman
Title:  President
Phone:  (212) 808-3756


Signature, Place and Date of Signing:

  /s/ Wayne Cooperman           New York, New York            February 17, 2004
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:


     No. Form 13F File Number             Name

          None                            None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  93

Form 13F Information Table Value Total:  $985,414
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



     1.   28-10571                        Cobalt Offshore Fund Limited

     2.   28-10572                        Cobalt Partners, L.P.
         -----------------------         --------------------------

                           FORM 13F INFORMATION TABLE





Page _____  of  _____                                  Name of Reporting Manager:  Cobalt Capital              As of:   12/31/2003

                                                                       Item 5:   Item 6:                          Item 8:
Item 1:                            Item 2:        Item 3:   Item 4:    Shares or  Investment Discretion  Item 7:  Voting Authority
Name of Issuer                     Title of       CUSIP     Fair       Principal      (b) Shared  (c)    Managers (Shares)
                                   Class          Number    Market     Amount    (a)  -As Defined Shared See      (a)  (b)    (c)
                                                            Value                Sole in Instr. V -Other Instr. V Sole Shares None
Alliance Atlantis Communicat       Com            01853E204    760,000    50,000  X                      1        X
Amerisourcebergen Corp             Com            03073E105  1,684,500    30,000  X                      1        X
American Capital Strategies        Com            024937104  1,486,500    50,000  X                      1        X
Arch Coal Inc                      Com            039380100  9,659,583   309,900  X                      1        X
Advanta Corp                       CL B           007942204    947,602    74,497  X                      1        X
Advance PCS                        Com            00790K109 17,795,509   337,100  X                      1        X
AES Corp                           Com            00130H105  9,440,000 1,000,000  X                      1        X
Affliated Managers Group           Com            008252108 29,506,160   424,000  X                      1        X
America Movil S A DE CV            Spon ADR L Shs 02364W105  3,280,800   120,000  X                      1        X
Amphenol Corp New                  CL A           032095101 18,859,350   295,000  X                      1        X
Administaff Inc                    Com            007094105    703,890    40,500  X                      1        X
Anthem Inc                         Com            03674B104 81,015,000 1,080,200  X                      1        X
Arch Wireless Inc                  CL A           039392709  6,214,190   313,848  X                      1        X
American Axle Mfg Hldgs Inc        Com            024061103  3,637,800    90,000  X                      1        X
Autozone Inc                       Com            053332102  5,649,423    66,300  X                      1        X
Ball Corp                          Com            058498106 41,156,913   690,900  X                      1        X
Boise Cascade Corp                 Com            097383103  1,113,954    33,900  X                      1        X
Burlington Res Inc                 Com            122014103 43,196,400   780,000  X                      1        X
Computer Assoc Intl Inc            Com            204912109  2,187,200    80,000  X                      1        X
CSK Auto Corp                      Com            125965103 44,580,627 2,375,100  X                      1        X
Cincinnati Bell Inc New            Com            171871106  5,257,555 1,041,100  X                      1        X
Christopher & Banks Corp           Com            171046105  1,306,558    66,900  X                      1        X
Crown Castle Intl Corp             Com            228227104 17,932,574 1,625,800  X                      1        X
Crown Holdings Inc                 Com            228368106  2,174,400   240,000  X                      1        X
CIT Group Inc                      Com            125581108 12,571,715   349,700  X                      1        X
CMS Energy Corp                    Com            125896100  4,260,000   500,000  X                      1        X
Calpine Corp                       Com            131347106  2,318,420   482,000  X                      1        X
Cognizant Technology Solutions     CL A           192446102  6,626,928   145,200  X                      1        X
Capital One Finl Corp              Com            14040H105 20,826,342   339,800  X                      1        X
Corrections Corp Amer New          Com New        22025Y407  3,315,450   115,000  X                      1        X
Dobson Communications Corp         CL A           256069105 23,628,046 3,596,354  X                      1        X
Dollar Thrifty Automotive Gp       Com            256743105    631,470    21,000  X                      1        X
Donnelley RR & Sons Co             Com            257867101  5,728,500   190,000  X                      1        X
Duane Reade Inc                    Com            263578106    169,200    10,000  X                      1        X
Electronics Boutique Holdings Corp Com            286045109 11,880,024   519,005  X                      1        X
Endurance Specialty Hldgs Lt       SHS            G30397106  6,132,940   182,800  X                      1        X
Freeport McMoran Copper & Gold Inc CL B           35671D857 14,522,211   344,700  X                      1        X
Fisher Scientific Intl Inc         Com New        338032204 16,713,480   404,000  X                      1        X
Golar LNG Ltd Bermuda              SHS            G9456A100  6,480,900   454,800  X                      1        X
Gemstar TV Guide Intl Inc          Com            36866W106    507,300   100,000  X                      1        X
Gatx Corp                          Com            361448103  6,385,036   228,200  X                      1        X
Goodyear Tire & Rubber Co          Com            382550101  4,636,614   589,900  X                      1        X
Hayes Lammerz Intl Inc             Com New        420781304    181,100    10,000  X                      1        X
Penny JC Co Inc                    Com            708160106  4,083,912   155,400  X                      1        X
KB Home                            Com            48666K109  9,855,468   135,900  X                      1        X
Keycorp New                        Com            493267108  2,932,000   100,000  X                      1        X
Kinder Morgan Inc Kans             Com            49455P101 25,407,622   429,909  X                      1        X
Kinder Morgan Mgmt LLC             SHS            49455U100  1,288,800    30,000  X                      1        X
Komag Inc                          Com New        500453204  1,457,479    99,759  X                      1        X
Lennar Corp                        CL A           526057104 16,857,600   175,600  X                      1        X
Laboratory Corp American Holdings  Com New        50540R409    716,830    19,400  X                      1        X
Massey Energy Corp                 Com            576206106  8,320,000   400,000  X                      1        X
Mid Atlantic Medical Services Inc  Com            59523C107  2,384,640    36,800  X                      1        X
Molex Inc                          CL A           608554200  4,066,118   138,728  X                      1        X
Motorola Inc                       Com            620076109    679,000    48,500  X                      1        X
Marvel Enterprises Inc             Com            57383M108  7,277,500   250,000  X                      1        X
Microsoft Corp                     Com            594918104  1,327,445    48,500  X                      1        X
Nabors Industries Ltd              SHS            G6359F103  4,150,000   100,000  X                      1        X
NTL Inc  Del                       Com            62940M104 18,023,681   258,404  X                      1        X
News Corp Ltd                      SP ADR PFD     652487802 19,087,750   631,000  X                      1        X
Oxford Health Plans Inc            Com            691471106 25,547,550   587,300  X                      1        X
Overstock.com Inc Del              Com            690370101    198,700    10,000  X                      1        X
Overnite Corp                      Com            690322102  1,549,275    68,100  X                      1        X
PG&E Corp                          Com            69331C108    277,700    10,000  X                      1        X
Pulte Homes Inc                    Com            745867101 38,391,222   410,075  X                      1        X
Posco                              Sponsored ADR  693483109    346,494    10,200  X                      1        X
Childrens Place Retail Stores Inc  Com            168905107  4,661,712   174,400  X                      1        X
Panera Bread Co                    CL A           69840W108  2,397,362    60,662  X                      1        X
Pactiv Corp                        Com            695257105  3,824,000   160,000  X                      1        X
Resource America Inc               CL A           761195205 26,127,000 1,741,800  X                      1        X
Regal Entertainment Group          CL A           758766109 20,093,184   979,200  X                      1        X
RH Donnelly Corp                   Com New        74955W307 13,438,032   337,300  X                      1        X
Polo Ralph Lauren Corp             CL A           731572103  3,456,000   120,000  X                      1        X
Realnetworks Inc                   Com            75605L104    114,200    20,000  X                      1        X
Ryanair Holdings PLC               Sponsored ADR  783513104  2,026,400    40,000  X                      1        X
Rayonier Inc                       Com            754907103  4,572,244   110,148  X                      1        X
Sonic Automotive Inc               CL A           83545G102  1,146,000    50,000  X                      1        X
Synopsys Inc                       Com            871607107  1,693,000    50,000  X                      1        X
Sovereign Bancorp Inc              Com            845905108  3,562,500   150,000  X                      1        X
Standard Pacific Corp New          Com            85375C101 66,576,615 1,371,300  X                      1        X
Spectrasite Inc                    Com            84761M104 40,956,350 1,178,600  X                      1        X
Seagate Technology                 SHS            G7945J104  5,615,190   297,100  X                      1        X
CP Ships Ltd                       Com            22409V102  1,038,500    50,000  X                      1        X
Travelers Property Casualty Corp   CL A           89420G109 20,119,220 1,199,000  X                      1        X
THQ Inc                            Com New        872443403  1,831,945   108,335  X                      1        X
Tommy Hilfiger Corp                ORD            G8915Z102  2,221,500   150,000  X                      1        X
Take-Two Interactive Software Inc  Com            874054109 12,381,937   429,630  X                      1        X
Tyco International Ltd New         Com            902124106 10,361,500   391,000  X                      1        X
Washington Group Intl Inc          Com New        938862208  2,038,200    60,000  X                      1        X
Wellpoint Health Network Inc       Com            94973H108 13,578,600   140,000  X                      1        X
Westar Energy Inc                  Com            95709T100  9,651,150   476,600  X                      1        X
Willis Group Holdings Ltd          SHS            G96655108  1,533,150    45,000  X                      1        X
Western Wireless Corp              CLA            95988E204 19,109,712 1,040,834  X                      1        X




01181.0001 #463953